Accounts Receivable (Details) - Schedule of allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 5,537	$ 10,111
Charge to expenses	(240)	(4,250)
Write off	(493)	(233)
Exchange difference	243	(91)
Ending balance	$ 5,047	$ 5,537